Related party transactions - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Investment commitments amount, related party transactions		¥ 5,905
Joint ventures
Disclosure of transactions between related parties [line items]
Estimated financial effect of contingent liabilities	¥ 3,856